Analysis of Financial Assets and Liabilities by Measurement Basis	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Analysis of Financial Assets and Liabilities by Measurement Basis
43	ANALYSIS OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT BASIS
After initial recognition, financial assets and liabilities are measured either at fair value or amortized cost, within the measurement categories as defined in IFRS 9. The summary of significant accounting policies in Note 2 describes how these categories of financial assets and liabilities are measured, and how income and expenses are recognized either in profit or loss, or in other comprehensive income. The following tables present the carrying amounts of the financial assets and liabilities, by category and by line item, of the consolidated statements of financial position.

	At March 31, 2023
	Financial assets and liabilities at fair value through profit or loss	Financial assets and liabilities at amortized cost	Debt instruments at fair value through other comprehensive income	Equity instruments at fair value through other comprehensive income	Total

	(In millions)
Financial assets:
Cash and deposits with banks	¥—	¥76,465,511	¥—	¥—	¥76,465,511
Call loans and bills bought	—	5,684,812	—	—	5,684,812
Reverse repurchase agreements and cash collateral on securities borrowed	—	11,024,084	—	—	11,024,084
Trading assets	4,585,915	—	—	—	4,585,915
Derivative financial instruments	8,649,947	—	—	—	8,649,947
Financial assets at fair value through profit or loss	1,488,239	—	—	—	1,488,239
Investment securities	—	235,567	22,811,423	4,548,608	27,595,598
Loans and advances	—	111,891,134	—	—	111,891,134
Other financial assets (1)	—	5,360,634	—	—	5,360,634

Total	¥14,724,101	¥210,661,742	¥22,811,423	¥4,548,608	¥252,745,874

Financial liabilities:
Deposits (2)	¥(12,641)	¥172,940,451	¥—	¥—	¥172,927,810
Call money and bills sold	—	2,569,056	—	—	2,569,056
Repurchase agreements and cash collateral on securities lent	—	17,786,026	—	—	17,786,026
Trading liabilities	3,291,089	—	—	—	3,291,089
Derivative financial instruments	10,496,855	—	—	—	10,496,855
Financial liabilities designated at fair value through profit or loss	414,106	—	—	—	414,106
Borrowings (2)	(822)	15,372,623	—	—	15,371,801
Debt securities in issue (2)	1,525	11,983,469	—	—	11,984,994
Other financial liabilities (1)	—	8,522,212	—	—	8,522,212

Total	¥14,190,112	¥229,173,837	¥—	¥—	¥243,363,949

	At March 31, 2022
	Financial assets and liabilities at fair value through profit or loss	Financial assets and liabilities at amortized cost	Debt instruments at fair value through other comprehensive income	Equity instruments at fair value through other comprehensive income	Total

	(In millions)
Financial assets:
Cash and deposits with banks	¥—	¥75,697,521	¥—	¥—	¥75,697,521
Call loans and bills bought	—	1,965,135	—	—	1,965,135
Reverse repurchase agreements and cash collateral on securities borrowed	—	11,303,930	—	—	11,303,930
Trading assets	3,736,296	—	—	—	3,736,296
Derivative financial instruments	6,443,748	—	—	—	6,443,748
Financial assets at fair value through profit or loss	1,695,585	—	—	—	1,695,585
Investment securities	—	83,954	28,066,966	4,598,485	32,749,405
Loans and advances	—	104,635,815	—	—	104,635,815
Other financial assets (1)	—	5,309,839	—	—	5,309,839

Total	¥11,875,629	¥198,996,194	¥28,066,966	¥4,598,485	¥243,537,274

Financial liabilities:
Deposits (2)	¥(8,569)	¥162,602,061	¥—	¥—	¥162,593,492
Call money and bills sold	—	1,130,000	—	—	1,130,000
Repurchase agreements and cash collateral on securities lent	—	20,113,162	—	—	20,113,162
Trading liabilities	3,181,992	—	—	—	3,181,992
Derivative financial instruments	6,966,336	—	—	—	6,966,336
Financial liabilities designated at fair value through profit or loss	455,734	—	—	—	455,734
Borrowings (2)	(138)	20,584,789	—	—	20,584,651
Debt securities in issue (2)	5,721	11,422,716	—	—	11,428,437
Other financial liabilities (1)	851	7,808,826	—	—	7,809,677

Total	¥10,601,927	¥223,661,554	¥—	¥—	¥234,263,481

(1)	Other financial assets and liabilities comprise of those included in other assets and liabilities, which meet the definition of a financial asset and liability.
(2)
Embedded derivatives, which are separately accounted for, but presented together with the host contract in the consolidated statements of financial position, are disclosed in this table within the category of “Financial assets and liabilities at fair value through profit or loss.” Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in this table as liabilities to be consistent with the line of the host contract.